Balance Sheets - ATI Modular Technology Corp - USD ($)	Jun. 30, 2016	Jun. 30, 2015
Current assets
Accounts receivable, net - related parties	$ 118,750	$ 0
Advances to officers	19,241
Total Current Assets	137,991
Office Equipment Furniture & Fixtures	4,156
Goodwill	206,992
Total Assets	349,139	0
Current Liabilities
Accounts payable and accrued expenses	19,699	3,859
Deposit from customers	30,000
Total Current Liabilities	49,699	3,859
Total Liabilities	49,699	3,859
Stockholders' Equity (Deficit)
Common stock,$0.001 par value, 250,000,000 shares authorized; 116,075,716 and 16,075,716 shares issued and outstanding, respectively	116,076	16,076
Additional paid in capital	239,945	32,953
Accumulated deficit	56,581	(52,888)
Total stockholders' equity (deficit)	299,440	(3,859)
Total liabilities and stockholders' equity (deficit)	$ 349,139	$ 0